UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2022

WESTERN ASSET

HIGH YIELD FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset High Yield Fund for the six-month reporting period ended November 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

On November 18, 2022, the Fund acquired the assets and certain liabilities of Western Asset Global High Yield Bond Fund (the “Acquired Fund”), pursuant to a plan of reorganization approved by the Board of Directors of both the Acquired Fund and the Fund. Effective on that date, Acquired Fund shareholders became Fund shareholders. As part of the reorganization, for each share they held, shareholders of the Acquired Fund’s Class A, Class C, Class I and Class IS received 0.735800, 0.744103, 0.740617 and 0.729866 shares of Class A, Class C, Class I and Class IS shares of the Fund, respectively. The Fund did not issue any fractional shares to shareholders of the Acquired Fund. In lieu thereof, the Fund purchased all fractional shares at the current net asset value of the shares and remitted the cash proceeds to former shareholders of the Acquired Fund in proportion to their fractional shares. Total net assets of the Fund immediately after the transfer were $241,115,421. For additional information, please see Note 8 in the Notes to Financial Statements below or contact the Fund at 877-6LM-Fund/656-3863.

II	Western Asset High Yield Fund

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 30, 2022

Western Asset High Yield Fund	III

Performance review

For the six months ended November 30, 2022, Class I shares of Western Asset High Yield Fund returned -4.13%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Indexi, returned -2.87% for the same period. The Lipper High Yield Funds Category Averageii returned -2.83% over the same time frame.

Performance Snapshot as of November 30, 2022 (unaudited)
(excluding sales charges)	6 months
Western Asset High Yield Fund:
Class A	-4.14%
Class C	-4.60%
Class R	-4.36%
Class I	-4.13%
Class IS	-4.08%
Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index	-2.87%
Lipper High Yield Funds Category Average	-2.83%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2022 for Class A, Class C, Class R, Class I and Class IS shares were 8.28%, 7.90%, 8.39%, 8.81% and 9.04%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class R, Class I and Class IS shares would have been 8.21%, 7.82%, 8.13%, 8.72% and 8.93%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 30, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class R, Class I and Class IS shares were 0.97%, 1.76%, 1.58%, 0.81% and 0.68%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

IV	Western Asset High Yield Fund

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 1.01% for Class A shares, 1.80% for Class C shares, 1.30% for Class R shares, 0.75% for Class I shares (effective November 21, 2022) and 0.65% for Class IS Shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 30, 2022

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The use of leverage may increase volatility and possibility of loss. Securities rated below investment grade are commonly known as “junk bonds” or “high yield securities.” The risks of high yield securities include greater price volatility, illiquidity and possibility of default. Asset-backed, mortgage-backed or mortgage- related securities are subject to prepayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

Western Asset High Yield Fund	V

Performance review (cont’d)

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 543 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset High Yield Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2022 and May 31, 2022 and does not include derivatives, such as futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset High Yield Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2022 and held for the six months ended November 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-4.14%	$1,000.00	$958.60	0.96%	$4.71	Class A	5.00%	$1,000.00	$1,020.26	0.96%	$4.86
Class C	-4.60	1,000.00	954.00	1.79	8.77	Class C	5.00	1,000.00	1,016.09	1.79	9.05
Class R	-4.36	1,000.00	956.40	1.30	6.38	Class R	5.00	1,000.00	1,018.55	1.30	6.58
Class I	-4.13	1,000.00	958.70	0.85	4.17	Class I	5.00	1,000.00	1,020.81	0.85	4.31
Class IS	-4.08	1,000.00	959.20	0.65	3.19	Class IS	5.00	1,000.00	1,021.81	0.65	3.29

2	Western Asset High Yield Fund 2022 Semi-Annual Report

[1]	For the six months ended November 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset High Yield Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

November 30, 2022

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 84.1%
Communication Services — 12.4%
Diversified Telecommunication Services — 2.3%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	600,000	$490,389	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,680,000	1,375,718	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	880,000	591,743	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,030,000	815,626	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	470,000	370,896	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,860,000	1,493,841	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	540,000	523,738	(a)
Total Diversified Telecommunication Services				5,661,951
Entertainment — 0.6%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,300,000	553,632	(a)
AMC Entertainment Holdings Inc., Secured Notes (5.000% Cash and 6.000% PIK or 10.000% Cash or 12.000% PIK)	10.000%	6/15/26	310,000	116,438	(a)(b)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	530,000	302,717	(a)
Playtika Holding Corp., Senior Notes	4.250%	3/15/29	350,000	284,273	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	140,000	123,316	(a)
Total Entertainment				1,380,376
Interactive Media & Services — 1.0%
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	190,000	170,242	(a)
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	2,120,000	1,622,397	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	890,000	611,537	(a)
Total Interactive Media & Services				2,404,176
Media — 6.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	590,000	494,122	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	750,000	619,740
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	5,720,000	4,462,830	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	430,000	320,064	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,680,000	1,543,492	(a)

See Notes to Financial Statements.

4	Western Asset High Yield Fund 2022 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
DISH DBS Corp., Senior Notes	5.875%	11/15/24	510,000	$485,316
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,887,000	1,583,410
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,410,000	930,600
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,080,000	877,959	(a)
iHeartCommunications Inc., Senior Secured Notes	5.250%	8/15/27	70,000	62,443	(a)
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	240,000	207,277	(a)
News Corp., Senior Notes	3.875%	5/15/29	330,000	293,725	(a)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	180,000	152,340	(a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	300,000	250,123	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	1,520,000	1,405,909	(a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	1,850,000	1,533,206	(a)
Total Media				15,222,556
Wireless Telecommunication Services — 2.3%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,020,000	930,750	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	2,430,000	1,658,609	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	970,000	614,553	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,050,000	1,256,824
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,410,000	1,173,162	(a)
Total Wireless Telecommunication Services				5,633,898
Total Communication Services				30,302,957
Consumer Discretionary — 23.1%
Auto Components — 1.8%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	42,000	39,889
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	671,000	631,716
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	2,270,000	1,979,388
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	250,000	166,679	(a)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,610,000	1,558,005	(a)
Total Auto Components				4,375,677
Automobiles — 3.3%
Ford Motor Co., Senior Notes	3.250%	2/12/32	5,770,000	4,569,608
Ford Motor Co., Senior Notes	6.100%	8/19/32	860,000	826,260
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	320,000	303,186

See Notes to Financial Statements.

Western Asset High Yield Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Automobiles — continued
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,850,000		$1,547,555
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	580,000		491,312
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	330,000		290,041	(a)
Total Automobiles					8,027,962
Distributors — 0.6%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	724,550		776,087	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	704,765		786,694	(a)(b)
Total Distributors					1,562,781
Diversified Consumer Services — 3.0%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	338,000		314,690	(a)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,580,000	EUR	1,420,404	(c)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	2,470,000		1,856,205	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	890,000		829,053	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	310,000		307,271	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	3.375%	8/31/27	310,000		273,153	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	1,850,000		1,510,044	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,614,000		933,844	(a)
Total Diversified Consumer Services					7,444,664
Hotels, Restaurants & Leisure — 12.0%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	470,000	EUR	433,987	(a)
Boyne USA Inc., Senior Notes	4.750%	5/15/29	330,000		294,048	(a)
Caesars Entertainment Inc., Senior Notes	4.625%	10/15/29	390,000		327,140	(a)
Caesars Entertainment Inc., Senior Secured Notes	6.250%	7/1/25	550,000		544,320	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	1,260,000		896,200	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	1,310,000		1,124,072	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	870,000		907,210	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,150,000	EUR	514,385
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	1,240,000		872,879	(a)

See Notes to Financial Statements.

6	Western Asset High Yield Fund 2022 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	460,000		$406,665	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,160,000		1,033,862	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	2,500,000		2,149,209
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.669%)	5.410%	7/16/35	1,232,000	GBP	1,136,362	(c)(d)
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	200,000		177,144	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,270,000		1,009,650	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	780,000		682,063	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	1,200,000		985,934	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	600,000		480,630	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	1,720,000		1,533,672	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,200,000		926,865	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	820,000		680,723	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	930,000		807,998	(a)
Royal Caribbean Cruises Ltd., Senior Notes	11.625%	8/15/27	650,000		668,623	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,020,000	GBP	1,112,935	(c)
Sands China Ltd., Senior Notes	4.300%	1/8/26	320,000		293,971
Sands China Ltd., Senior Notes	5.900%	8/8/28	500,000		466,913
Sands China Ltd., Senior Notes	3.350%	3/8/29	200,000		163,377
Sands China Ltd., Senior Notes	3.750%	8/8/31	1,470,000		1,178,793
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	320,000		287,953	(a)
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	300,000		282,656	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	500,000		420,085	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	790,000		664,291	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,200,000		1,276,367	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	391,000		313,404	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,139,000		983,458	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	380,000		357,812	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	200,000		180,383	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	570,000		482,080	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,230,000		1,020,900	(a)

See Notes to Financial Statements.

Western Asset High Yield Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,140,000		$911,242	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	240,000		240,854	(a)
Total Hotels, Restaurants & Leisure					29,231,115
Household Durables — 0.2%
Installed Building Products Inc., Senior Notes	5.750%	2/1/28	330,000		289,362	(a)
TopBuild Corp., Senior Notes	3.625%	3/15/29	210,000		170,686	(a)
Total Household Durables					460,048
Multiline Retail — 0.2%
Marks & Spencer PLC, Senior Notes	3.750%	5/19/26	550,000	GBP	580,788	(c)
Specialty Retail — 2.0%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	270,000		256,047	(a)
Bath & Body Works Inc., Senior Notes	9.375%	7/1/25	550,000		577,332	(a)
Bath & Body Works Inc., Senior Notes	6.694%	1/15/27	110,000		107,436
Bath & Body Works Inc., Senior Notes	6.625%	10/1/30	780,000		731,250	(a)
Bed Bath & Beyond Inc., Senior Notes	5.165%	8/1/44	660,000		102,539
Foot Locker Inc., Senior Notes	4.000%	10/1/29	450,000		371,862	(a)
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	390,000		311,462	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	650,000		385,531	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	650,000		476,921	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	460,000		443,592	(a)
Rent-A-Center Inc., Senior Notes	6.375%	2/15/29	1,370,000		1,129,024	(a)
Total Specialty Retail					4,892,996
Total Consumer Discretionary					56,576,031
Consumer Staples — 1.0%
Beverages — 0.1%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	380,000		296,400	(a)
Food & Staples Retailing — 0.1%
Bellis Acquisition Co. PLC, Senior Secured Notes	4.500%	2/16/26	180,000	GBP	182,422	(a)
Food Products — 0.7%
Darling Ingredients Inc., Senior Notes	6.000%	6/15/30	1,060,000		1,034,920	(a)
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	440,000		403,845	(a)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	320,000		265,194	(a)
Total Food Products					1,703,959

See Notes to Financial Statements.

8	Western Asset High Yield Fund 2022 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Personal Products — 0.1%
Edgewell Personal Care Co., Senior Notes	4.125%	4/1/29	180,000	$156,654	(a)
Total Consumer Staples				2,339,435
Energy — 11.9%
Energy Equipment & Services — 0.9%
Nabors Industries Ltd., Senior Notes	7.250%	1/15/26	630,000	606,498	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,610,000	1,443,204	(a)
Total Energy Equipment & Services				2,049,702
Oil, Gas & Consumable Fuels — 11.0%
Antero Resources Corp., Senior Notes	5.375%	3/1/30	770,000	722,453	(a)
Apache Corp., Senior Notes	7.750%	12/15/29	170,000	175,598
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	2,080,000	1,972,433	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	420,000	424,326	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	720,000	702,709	(a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	260,000	227,651
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	80,000	77,285	(a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	1,640,000	1,604,961	(a)
CNX Midstream Partners LP, Senior Notes	4.750%	4/15/30	610,000	509,459	(a)
Colgate Energy Partners III LLC, Senior Notes	5.875%	7/1/29	1,600,000	1,473,664	(a)
Comstock Resources Inc., Senior Notes	5.875%	1/15/30	240,000	221,448	(a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	50,000	49,822	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	420,000	431,057	(a)
Earthstone Energy Holdings LLC, Senior Notes	8.000%	4/15/27	190,000	183,160	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	290,000	285,825	(a)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	190,000	164,004	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	170,000	124,313	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,270,000	1,109,916	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	960,000	808,800	(d)(e)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	100,000	98,172	(a)

See Notes to Financial Statements.

Western Asset High Yield Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	170,000	$165,138	(a)
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	200,000	185,560
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	1,570,000	1,585,700	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	200,000	168,611	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/15/48	2,140,000	1,660,519
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	4/15/32	410,000	376,661	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	420,000	390,732	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	320,000	325,683	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	900,000	855,049	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	600,000	586,542	(a)
Occidental Petroleum Corp., Senior Notes	8.875%	7/15/30	210,000	241,008
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	1,340,000	1,361,172
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	40,000	40,853
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	220,000	174,200
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	150,000	117,275
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	144,855
Range Resources Corp., Senior Notes	4.875%	5/15/25	80,000	77,624
Range Resources Corp., Senior Notes	8.250%	1/15/29	820,000	856,465
Range Resources Corp., Senior Notes	4.750%	2/15/30	230,000	206,715	(a)
ROCC Holdings LLC, Senior Notes	9.250%	8/15/26	1,350,000	1,352,342	(a)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	1,800,000	1,575,746
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	290,000	278,690	(a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	460,000	416,873	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	350,000	302,274	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	430,000	350,450	(a)
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	150,000	143,970
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	800,000	658,796
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	1,210,000	988,540
Total Oil, Gas & Consumable Fuels				26,955,099
Total Energy				29,004,801

See Notes to Financial Statements.

10	Western Asset High Yield Fund 2022 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Financials — 7.1%
Banks — 0.4%
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	290,000	$274,278	(d)(e)
UniCredit SpA, Subordinated Notes (5.459%to 6/30/30 then 5 year Treasury Constant Maturity Rate + 4.750%)	5.459%	6/30/35	840,000	664,245	(a)(d)
Total Banks				938,523
Capital Markets — 1.9%
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	920,000	498,070	(a)
Compass Group Diversified Holdings LLC, Senior Notes	5.250%	4/15/29	310,000	271,394	(a)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	600,000	385,380	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,800,000	1,210,410	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	750,000	582,975	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	890,000	761,039	(a)(d)(e)
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	770,000	675,460	(a)(d)
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	250,000	253,769	(a)
Total Capital Markets				4,638,497
Consumer Finance — 0.8%
FirstCash Inc., Senior Notes	4.625%	9/1/28	250,000	220,371	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	530,000	482,740	(a)
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	550,000	480,554	(a)
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	390,000	312,289	(a)
Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes	4.000%	6/15/29	550,000	410,619	(a)
Total Consumer Finance				1,906,573
Diversified Financial Services — 2.1%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	3,393,942	2,838,946	(a)(b)

See Notes to Financial Statements.

Western Asset High Yield Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	1,401,000	$1,231,654	(a)
LD Holdings Group LLC, Senior Notes	6.500%	11/1/25	510,000	332,382	(a)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	120,000	60,806	(a)
VistaJet Malta Finance PLC/XO Management Holding Inc., Senior Notes	6.375%	2/1/30	890,000	730,913	(a)
Total Diversified Financial Services				5,194,701
Insurance — 0.4%
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	704,387	656,563	(a)(b)
Ryan Specialty Group LLC, Senior Secured Notes	4.375%	2/1/30	330,000	282,563	(a)
Total Insurance				939,126
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	660,000	515,004	(a)
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	850,000	678,160	(a)
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	550,000	505,506	(a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	470,000	427,948	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	320,000	279,755	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	140,000	114,612	(a)
Total Mortgage Real Estate Investment Trusts (REITs)				2,520,985
Thrifts & Mortgage Finance — 0.5%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	600,000	603,945	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.875%	3/1/31	370,000	286,676	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	610,000	449,097	(a)
Total Thrifts & Mortgage Finance				1,339,718
Total Financials				17,478,123

See Notes to Financial Statements.

12	Western Asset High Yield Fund 2022 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care — 6.1%
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Senior Notes	5.250%	10/1/29	420,000	$342,773	(a)
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	310,000	266,874	(a)
Total Health Care Equipment & Supplies				609,647
Health Care Providers & Services — 1.8%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	300,000	231,465	(a)
Cano Health LLC, Senior Notes	6.250%	10/1/28	440,000	224,400	(a)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	700,000	375,767	(a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	60,000	30,708	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	1,060,000	809,654	(a)
HCA Inc., Senior Notes	7.500%	11/15/95	680,000	728,144
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	240,000	220,452	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	400,000	240,857	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	480,000	460,531	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.625%	6/15/28	720,000	645,663	(a)
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	980,000	397,538	(a)
Total Health Care Providers & Services				4,365,179
Health Care Technology — 0.2%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	620,000	465,066	(a)
Pharmaceuticals — 3.9%
AdaptHealth LLC, Senior Notes	6.125%	8/1/28	700,000	642,531	(a)
AdaptHealth LLC, Senior Notes	4.625%	8/1/29	160,000	133,852	(a)
AdaptHealth LLC, Senior Notes	5.125%	3/1/30	680,000	578,724	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	960,000	402,879	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	440,000	184,040	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	500,000	333,225	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	300,000	225,199	*(a)(f)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	800,000	603,468	*(a)(f)

See Notes to Financial Statements.

Western Asset High Yield Fund 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	6,075,000	$5,292,054
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	1,180,000	1,060,820
Total Pharmaceuticals				9,456,792
Total Health Care				14,896,684
Industrials — 10.9%
Aerospace & Defense — 0.3%
Bombardier Inc., Senior Notes	7.875%	4/15/27	410,000	403,932	(a)
TransDigm Inc., Senior Notes	5.500%	11/15/27	90,000	84,978
TransDigm Inc., Senior Notes	4.625%	1/15/29	140,000	123,347
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	200,000	203,856	(a)
Total Aerospace & Defense				816,113
Air Freight & Logistics — 0.1%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	360,000	322,605
Airlines — 3.2%
Air Canada, Senior Secured Notes	3.875%	8/15/26	310,000	284,038	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	210,000	204,015	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,960,000	1,826,748	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	490,000	464,808	(a)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	920,000	873,066	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	479,750	477,949	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,200,000	1,214,874	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	310,000	314,552	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	340,000	316,889	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,055,000	1,831,543	(a)
Total Airlines				7,808,482
Building Products — 0.4%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	230,000	221,625	(a)

See Notes to Financial Statements.

14	Western Asset High Yield Fund 2022 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Building Products — continued
MIWD Holdco II LLC/MIWD Finance Corp., Senior Notes	5.500%	2/1/30	700,000	$574,836	(a)
PGT Innovations Inc., Senior Notes	4.375%	10/1/29	240,000	202,429	(a)
Total Building Products				998,890
Commercial Services & Supplies — 2.8%
ADT Security Corp., Senior Secured Notes	4.125%	8/1/29	280,000	244,735	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,100,000	1,046,969	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,000,000	842,500	(a)
CoreCivic Inc., Senior Notes	4.625%	5/1/23	150,000	149,552
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,530,000	1,564,775
CoreCivic Inc., Senior Notes	4.750%	10/15/27	687,000	578,539
GEO Group Inc., Secured Notes	9.500%	12/31/28	1,460,000	1,397,246	(a)
Legends Hospitality Holding Co. LLC/ Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	730,000	639,915	(a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	560,000	414,954	(a)
Madison IAQ LLC, Senior Secured Notes	4.125%	6/30/28	100,000	86,579	(a)
Total Commercial Services & Supplies				6,965,764
Construction & Engineering — 0.3%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	350,000	326,100	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	400,000	352,223	(a)
Total Construction & Engineering				678,323
Electrical Equipment — 0.3%
Resideo Funding Inc., Senior Notes	4.000%	9/1/29	330,000	261,931	(a)
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	530,000	456,425	(a)
Total Electrical Equipment				718,356
Industrial Conglomerates — 0.1%
Covanta Holding Corp., Senior Notes	4.875%	12/1/29	340,000	287,747	(a)
Machinery — 0.9%
ATS Corp., Senior Notes	4.125%	12/15/28	1,090,000	935,460	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	390,000	298,993
Roller Bearing Co. of America Inc., Senior Notes	4.375%	10/15/29	500,000	438,500	(a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	560,000	536,236
Total Machinery				2,209,189

See Notes to Financial Statements.

Western Asset High Yield Fund 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Professional Services — 0.1%
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	250,000	$204,450	(a)
Road & Rail — 0.1%
XPO Escrow Sub LLC, Senior Notes	7.500%	11/15/27	120,000	121,942	(a)
Trading Companies & Distributors — 2.1%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	490,000	432,789	(a)
Foundation Building Materials Inc., Senior Notes	6.000%	3/1/29	230,000	172,048	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	2,070,000	1,792,403	(a)
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	160,000	153,641
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,230,000	1,160,942
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	640,000	551,386
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	950,000	956,564	(a)
Total Trading Companies & Distributors				5,219,773
Transportation Infrastructure — 0.2%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	560,000	405,003	(a)
Total Industrials				26,756,637
Information Technology — 2.9%
Communications Equipment — 1.6%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	660,000	637,702	(a)
CommScope Inc., Senior Notes	8.250%	3/1/27	1,030,000	885,800	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	2,370,000	1,999,000	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	90,000	68,822	(a)
Viavi Solutions Inc., Senior Notes	3.750%	10/1/29	290,000	239,779	(a)
Total Communications Equipment				3,831,103
IT Services — 0.3%
Clarivate Science Holdings Corp., Senior Notes	4.875%	7/1/29	350,000	300,121	(a)
Sabre GLBL Inc., Senior Secured Notes	11.250%	12/15/27	520,000	533,325	(a)(g)
Total IT Services				833,446
Software — 0.5%
Elastic NV, Senior Notes	4.125%	7/15/29	380,000	309,617	(a)
Gen Digital Inc., Senior Notes	7.125%	9/30/30	250,000	252,327	(a)

See Notes to Financial Statements.

16	Western Asset High Yield Fund 2022 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
Open Text Corp., Senior Secured Notes	6.900%	12/1/27	260,000	$260,640	(a)(g)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	380,000	321,404	(a)
Total Software				1,143,988
Technology Hardware, Storage & Peripherals — 0.5%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	540,000	478,435	(a)
NCR Corp., Senior Notes	5.125%	4/15/29	170,000	146,435	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	720,000	746,100	(a)
Total Technology Hardware, Storage & Peripherals				1,370,970
Total Information Technology				7,179,507
Materials — 5.9%
Chemicals — 0.6%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash or 10.000% PIK)	10.000%	8/15/26	106,509	95,059	(a)(b)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	3.375%	1/15/26	900,000	801,162	(a)
LSF11 A5 Holdco LLC, Senior Notes	6.625%	10/15/29	400,000	329,984	(a)
Olin Corp., Senior Notes	5.000%	2/1/30	200,000	181,751
Total Chemicals				1,407,956
Construction Materials — 0.4%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	340,000	303,219	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	910,000	841,067	(a)
Total Construction Materials				1,144,286
Containers & Packaging — 2.5%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,350,000	1,001,558	(a)(b)
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	200,000	160,273	(a)
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	1,140,000	1,114,122	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,260,000	955,269	(a)
Ball Corp., Senior Notes	2.875%	8/15/30	950,000	773,652
Ball Corp., Senior Notes	3.125%	9/15/31	770,000	612,684

See Notes to Financial Statements.

Western Asset High Yield Fund 2022 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Containers & Packaging — continued
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	1,460,000	$1,152,539	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	330,000	292,152	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	10,000	9,179
Total Containers & Packaging				6,071,428
Metals & Mining — 2.4%
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	1,350,000	1,332,099	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,580,000	1,507,424	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,780,000	1,598,129
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	190,000	172,296	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	1,390,000	1,246,179	(a)
Total Metals & Mining				5,856,127
Total Materials				14,479,797
Real Estate — 2.4%
Equity Real Estate Investment Trusts (REITs) — 2.0%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	380,000	366,708
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	400,000	274,608
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	930,000	648,703
GEO Group Inc., Secured Notes	10.500%	6/30/28	347,000	351,841
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	970,000	857,561
Iron Mountain Information Management Services Inc., Senior Notes	5.000%	7/15/32	380,000	321,573	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	320,000	252,149
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Senior Secured Notes	5.875%	10/1/28	150,000	139,110	(a)
Service Properties Trust, Senior Notes	4.500%	3/15/25	160,000	142,160
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,110,000	967,087
Service Properties Trust, Senior Notes	4.950%	10/1/29	720,000	524,670
Total Equity Real Estate Investment Trusts (REITs)				4,846,170
Real Estate Management & Development — 0.4%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	620,000	527,914	(a)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	390,000	345,047	(a)
Forestar Group Inc., Senior Notes	5.000%	3/1/28	120,000	102,497	(a)
Total Real Estate Management & Development				975,458
Total Real Estate				5,821,628

See Notes to Financial Statements.

18	Western Asset High Yield Fund 2022 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Utilities — 0.4%
Gas Utilities — 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	290,000	$248,331	(a)
Superior Plus LP/Superior General Partner Inc., Senior Notes	4.500%	3/15/29	190,000	162,452	(a)
Total Gas Utilities				410,783
Independent Power and Renewable Electricity Producers — 0.2%
TransAlta Corp., Senior Notes	7.750%	11/15/29	560,000	576,027
Total Utilities				986,810
Total Corporate Bonds & Notes (Cost — $229,530,794)				205,822,410
Asset-Backed Securities — 4.4%
AB BSL CLO Ltd., 2021-2A D (3 mo. USD LIBOR + 3.350%)	7.429%	4/15/34	250,000	223,997	(a)(d)
AIG CLO LLC, 2018-1A DR (3 mo. USD LIBOR + 3.100%)	7.343%	4/20/32	280,000	266,718	(a)(d)
Aimco CLO Ltd., 2020-12A DR (3 mo. Term SOFR + 2.900%)	6.764%	1/17/32	370,000	333,447	(a)(d)
Ballyrock CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 3.150%)	7.393%	4/20/31	1,575,000	1,448,956	(a)(d)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	11.073%	4/20/35	670,000	573,099	(a)(d)
Barings CLO Ltd., 2018-3A D (3 mo. USD LIBOR + 2.900%)	7.143%	7/20/29	250,000	231,551	(a)(d)
Battalion CLO Ltd., 2017-11A DR (3 mo. USD LIBOR + 3.650%)	7.975%	4/24/34	250,000	236,553	(a)(d)
Battalion CLO Ltd., 2021-20A D (3 mo. USD LIBOR + 3.100%)	7.179%	7/15/34	250,000	230,784	(a)(d)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	12.465%	8/20/32	250,000	215,043	(a)(d)
BlueMountain CLO Ltd., 2021-31A E (3 mo. USD LIBOR + 6.530%)	10.757%	4/19/34	160,000	138,934	(a)(d)
Bristol Park CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 7.000%)	11.079%	4/15/29	300,000	264,883	(a)(d)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	7.943%	7/20/31	250,000	226,433	(a)(d)
Cathedral Lake Ltd., 2021-6A E (3 mo. USD LIBOR + 7.210%)	11.568%	4/25/34	125,000	107,303	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	9.479%	4/17/30	250,000	200,462	(a)(d)

See Notes to Financial Statements.

Western Asset High Yield Fund 2022 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Dryden Senior Loan Fund, 2015-40A DR (3 mo. USD LIBOR + 3.100%)	7.706%	8/15/31	250,000	$233,545	(a)(d)
Eaton Vance CLO Ltd., 2020-2A ER (3 mo. USD LIBOR + 6.500%)	10.579%	1/15/35	410,000	368,573	(a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	6.579%	4/15/31	350,000	316,178	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	9.029%	4/15/31	250,000	207,099	(a)(d)
Grippen Park CLO Ltd., 2017-1A E (3 mo. USD LIBOR + 5.700%)	9.943%	1/20/30	460,000	404,106	(a)(d)
Halsey Point CLO Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	11.943%	1/20/33	350,000	322,845	(a)(d)
Jay Park CLO Ltd., 2016-1A DR (3 mo. USD LIBOR + 5.200%)	9.443%	10/20/27	350,000	320,495	(a)(d)
Magnetite Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%)	9.759%	10/15/31	750,000	658,091	(a)(d)
Marble Point CLO Ltd., 2018-2A D (3 mo. USD LIBOR + 3.530%)	7.773%	1/20/32	500,000	442,379	(a)(d)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	6.893%	1/20/31	250,000	223,711	(a)(d)
Mountain View CLO Ltd., 2015-9A CR (3 mo. USD LIBOR + 3.120%)	7.199%	7/15/31	250,000	207,443	(a)(d)
Neuberger Berman Loan Advisers CLO Ltd., 2017-25A DR (3 mo. USD LIBOR + 2.850%)	7.044%	10/18/29	250,000	233,765	(a)(d)
Neuberger Berman Loan Advisers CLO Ltd., 2021-40A D (3 mo. USD LIBOR + 2.750%)	6.829%	4/16/33	250,000	231,315	(a)(d)
Ocean Trails CLO, 2014-5A DRR (3 mo. USD LIBOR + 3.450%)	7.391%	10/13/31	300,000	270,477	(a)(d)
Palmer Square Loan Funding Ltd., 2022-3A C (3 mo. Term SOFR + 5.400%)	9.405%	4/15/31	270,000	269,016	(a)(d)
Sculptor CLO Ltd., 26A E (3 mo. USD LIBOR + 7.250%)	11.493%	7/20/34	310,000	277,678	(a)(d)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. USD LIBOR + 7.050%)	11.129%	4/15/35	250,000	218,364	(a)(d)
TICP CLO Ltd., 2018-IIA C (3 mo. USD LIBOR + 2.950%)	7.193%	4/20/28	310,000	304,632	(a)(d)
Venture CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	6.899%	4/15/27	350,000	335,261	(a)(d)
Venture CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	9.819%	4/15/27	350,000	285,425	(a)(d)
Total Asset-Backed Securities (Cost — $11,600,015)				10,828,561

See Notes to Financial Statements.

20	Western Asset High Yield Fund 2022 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Senior Loans — 4.4%
Communication Services — 0.3%
Media — 0.3%
DirecTV Financing LLC, Closing Date Term Loan (1 mo. USD LIBOR + 5.000%)	9.071%	8/2/27	794,844	$763,321	(d)(h)(i)
Consumer Discretionary — 1.2%
Auto Components — 0.4%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	7.321%	4/30/26	490,221	483,735	(d)(h)(i)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.000%)	8.368%	3/30/27	334,900	325,131	(d)(h)(i)
Truck Hero Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	7.821%	1/31/28	364,450	309,600	(d)(h)(i)
Total Auto Components				1,118,466
Diversified Consumer Services — 0.3%
Adtalem Global Education Inc., Term Loan B (1 mo. USD LIBOR + 4.000%)	8.016%	8/12/28	270,430	267,528	(d)(h)(i)
WW International Inc., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	7.580%	4/13/28	676,000	423,345	(d)(h)(i)
Total Diversified Consumer Services				690,873
Hotels, Restaurants & Leisure — 0.2%
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	12.674%	3/8/24	439,875	354,100	(d)(h)(i)(j)
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.000%)	6.896%	4/13/29	249,375	245,073	(d)(h)(i)
Total Hotels, Restaurants & Leisure				599,173
Specialty Retail — 0.3%
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	9.836%	6/19/26	699,539	689,812	(d)(h)(i)
Total Consumer Discretionary				3,098,324
Financials — 0.3%
Diversified Financial Services — 0.2%
Citadel Securities LP, Incremental Term Loan B (1 mo. Term SOFR + 3.114%)	7.201%	2/2/28	250,000	248,829	(d)(h)(i)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (1 mo. USD LIBOR + 6.750%)	10.821%	4/7/28	200,000	193,583	(d)(h)(i)
Total Diversified Financial Services				442,412

See Notes to Financial Statements.

Western Asset High Yield Fund 2022 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — 0.1%
Asurion LLC, New Term Loan B10 (3 mo. Term SOFR + 4.100%)	7.653%	8/21/28	310,000	$272,574	(d)(h)(i)
Total Financials				714,986
Health Care — 0.8%
Health Care Providers & Services — 0.8%
EyeCare Partners LLC, First Lien Amendment No. 2 Term Loan (1 mo. Term SOFR + 4.500%)	7.621%	11/15/28	290,000	261,000	(d)(h)(i)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	7.424%	2/18/27	556,619	485,094	(d)(h)(i)
One Call Corp., First Lien Term Loan B (3 mo. USD LIBOR + 5.500%)	9.875%	4/22/27	770,250	589,241	(d)(h)(i)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	9.125%	6/26/26	952,053	542,375	(d)(h)(i)
Total Health Care				1,877,710
Industrials — 0.6%
Airlines — 0.4%
United Airlines Inc., Term Loan B (3 mo. USD LIBOR + 3.750%)	8.108%	4/21/28	998,348	988,719	(d)(h)(i)
Commercial Services & Supplies — 0.1%
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	8.071%	8/27/25	249,369	248,144	(d)(h)(i)
Transportation Infrastructure — 0.1%
Carriage Purchaser Inc., Term Loan B (1 mo. USD LIBOR + 4.250%)	8.321%	9/29/28	249,370	227,021	(d)(h)(i)
Total Industrials				1,463,884
Information Technology — 0.9%
Communications Equipment — 0.1%
Global Tel Link Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.250%)	8.477%	11/29/25	266,704	231,387	(d)(h)(i)
IT Services — 0.2%
Redstone Holdco 2 LP, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	9.108%	4/27/28	275,956	190,698	(d)(h)(i)
Redstone Holdco 2 LP, Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.750%)	12.108%	4/27/29	580,000	263,778	(d)(h)(i)
Total IT Services				454,476
Software — 0.6%
DCert Buyer Inc., First Lien Initial Term Loan (6 mo. Term SOFR + 4.000%)	8.696%	10/16/26	490,000	472,414	(d)(h)(i)

See Notes to Financial Statements.

22	Western Asset High Yield Fund 2022 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
DCert Buyer Inc., Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.000%)	11.696%	2/19/29	790,000	$723,842	(d)(h)(i)
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	7.821%	2/1/28	249,356	244,095	(d)(h)(i)
Total Software				1,440,351
Total Information Technology				2,126,214
Materials — 0.3%
Construction Materials — 0.1%
Smyrna Ready Mix Concrete LLC, Initial Term Loan (1 mo. Term SOFR + 4.250%)	8.436%	4/2/29	249,375	245,634	(d)(h)(i)(j)
Metals & Mining — 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	565,555	477,152	(b)(h)(i)(j)(k)
Total Materials				722,786
Total Senior Loans (Cost — $12,274,974)				10,767,225
Convertible Bonds & Notes — 1.6%
Communication Services — 1.0%
Diversified Telecommunication Services — 0.1%
Liberty Latin America Ltd., Senior Notes	2.000%	7/15/24	60,000	53,437
Interactive Media & Services — 0.0%††
Liberty TripAdvisor Holdings Inc., Senior Notes	0.500%	6/30/51	70,000	49,385	(a)
Media — 0.9%
DISH Network Corp., Senior Notes	2.375%	3/15/24	740,000	663,206
DISH Network Corp., Senior Notes	3.375%	8/15/26	2,300,000	1,495,000
Total Media				2,158,206
Total Communication Services				2,261,028
Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	450,000	291,600
Financials — 0.1%
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Apollo Commercial Real Estate Finance Inc., Senior Notes	5.375%	10/15/23	180,000	176,625
Blackstone Mortgage Trust Inc., Senior Notes	5.500%	3/15/27	130,000	114,725
Total Financials				291,350

See Notes to Financial Statements.

Western Asset High Yield Fund 2022 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 0.4%
Airlines — 0.4%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,220,000	$1,008,940
Total Convertible Bonds & Notes (Cost — $4,776,194)				3,852,918

			Shares
Preferred Stocks — 0.3%
Financials — 0.3%
Capital Markets — 0.3%
B Riley Financial Inc.	5.000%		15,825	340,554
B Riley Financial Inc.	5.250%		9,750	198,998
B Riley Financial Inc.	6.000%		13,400	287,564
Total Preferred Stocks (Cost — $974,375)				827,116

		Maturity Date	Face Amount†
Sovereign Bonds — 0.3%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	47,191	12,073
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	586,653	151,927
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	93,946	22,078
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23 then 6.375%)	5.250%	9/1/37	1,461,542	492,350	(a)
Total Sovereign Bonds (Cost — $1,092,520)				678,428

			Shares/Units
Common Stocks — 0.3%
Energy — 0.3%
Energy Equipment & Services — 0.0%††
KCAD Holdings I Ltd.			819,262,754	0	*(j)(k)(l)
Oil, Gas & Consumable Fuels — 0.3%
Berry Corp.			35,911	323,558
Chord Energy Corp.			1,925	293,620
Permian Production Partners LLC			21,667	14,084	*(j)(k)
Total Oil, Gas & Consumable Fuels				631,262
Total Energy				631,262

See Notes to Financial Statements.

24	Western Asset High Yield Fund 2022 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security			Shares/Units	Value
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			541	$0	*(j)(k)(l)
Total Common Stocks (Cost — $7,081,682)				631,262

	Rate		Shares
Convertible Preferred Stocks — 0.2%
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
MPLX LP (Cost — $521,658)	8.462%		16,051	577,836	(j)(k)

		Expiration Date	Warrants
Warrants — 0.0%††
Financials — 0.0%††
Capital Markets — 0.0%††
EG Acquisition Corp., Class A Shares (Cost — $16,407)		5/28/28	17,136	3,684	*
Total Investments before Short-Term Investments (Cost — $267,868,619)				233,989,440

	Rate		Shares
Short-Term Investments — 1.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $3,049,748)	3.749%		3,049,748	3,049,748	(m)(n)
Total Investments — 96.9% (Cost — $270,918,367)				237,039,188
Other Assets in Excess of Liabilities — 3.1%				7,636,166
Total Net Assets — 100.0%				$244,675,354

See Notes to Financial Statements.

Western Asset High Yield Fund 2022 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset High Yield Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.
*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	The coupon payment on this security is currently in default as of November 30, 2022.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(l)	Value is less than $1.

(m)	Rate shown is one-day yield as of the end of the reporting period.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2022, the total market value of investments in Affiliated Companies was $3,049,748 and the cost was $3,049,748 (Note 9).

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation

EUR	— Euro

GBP	— British Pound

ICE	— Intercontinental Exchange

LIBOR	— London Interbank Offered Rate

PIK	— Payment-In-Kind

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

See Notes to Financial Statements.

26	Western Asset High Yield Fund 2022 Semi-Annual Report

Western Asset High Yield Fund

At November 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	76	3/23	$8,211,093	$8,251,344	$40,251

At November 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,450,132	USD	1,441,388	Citibank N.A.	1/18/23	$73,717
GBP	1,510,000	USD	1,738,342	Citibank N.A.	1/18/23	84,693
USD	1,510,554	EUR	1,450,132	Citibank N.A.	1/18/23	(4,552)
USD	1,793,096	GBP	1,510,000	Citibank N.A.	1/18/23	(29,939)
EUR	120,000	USD	120,079	Goldman Sachs Group Inc.	1/18/23	5,298
EUR	228,000	USD	227,156	Goldman Sachs Group Inc.	1/18/23	11,059
GBP	5,934,253	USD	7,048,539	Goldman Sachs Group Inc.	1/18/23	115,933
USD	362,458	EUR	348,000	Goldman Sachs Group Inc.	1/18/23	(1,135)
USD	453,687	GBP	400,000	Goldman Sachs Group Inc.	1/18/23	(29,236)
USD	6,368,956	GBP	5,534,253	Goldman Sachs Group Inc.	1/18/23	(312,592)
EUR	21,669	USD	21,772	Morgan Stanley & Co. Inc.	1/18/23	868
EUR	230,000	USD	230,610	Morgan Stanley & Co. Inc.	1/18/23	9,695
EUR	478,000	USD	471,616	Morgan Stanley & Co. Inc.	1/18/23	27,801
USD	760,049	EUR	729,669	Morgan Stanley & Co. Inc.	1/18/23	(2,312)
Total						$(50,702)

Abbreviation(s) used in this table:

EUR —	Euro

GBP —	British Pound

USD —	United States Dollar

See Notes to Financial Statements.

Western Asset High Yield Fund 2022 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset High Yield Fund

At November 30, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at November 30, 2022[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Ford Motor Co., 4.346%, due 12/8/26	$800,000	12/20/26	2.867%	5.000% quarterly	$61,355	$96,386	$(35,031)
Occidental Petroleum Corp., 5.550%, due 3/15/26	800,000	6/20/26	1.070%	1.000% quarterly	(1,832)	(26,139)	24,307
Total	$1,600,000				$59,523	$70,247	$(10,724)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at November 30, 2022[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Beazer Homes USA Inc., 6.750%, due 3/15/25	$460,000	12/20/27	5.946%	5.000% quarterly	$16,598	$55,456	$(38,858)
Goodyear Tire & Rubber Co., 5.000%, due 5/31/26	460,000	6/20/27	4.346%	5.000% quarterly	(12,931)	(7,582)	(5,349)
KB Home, 6.875%, due 6/15/27	644,000	12/20/27	3.546%	5.000% quarterly	(38,792)	(6,115)	(32,677)
Macy’s Retail Holdings LLC, 4.500%, due 12/15/34	460,000	12/20/27	3.393%	1.000% quarterly	46,556	93,166	(46,610)

See Notes to Financial Statements.

28	Western Asset High Yield Fund 2022 Semi-Annual Report

Western Asset High Yield Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4] (cont’d)
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at November 30, 2022[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
NOVA Chemicals Corp., 4.875%, due 6/1/24	$362,000	6/20/27	4.133%	5.000% quarterly	(12,302)	$(8,256)	$(4,046)
Xerox Corp., 3.800%, due 5/15/24	183,000	6/20/27	3.889%	1.000% quarterly	19,274	23,612	(4,338)
Total	$2,569,000				$18,403	$150,281	$(131,878)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

Western Asset High Yield Fund 2022 Semi-Annual Report	29

Statement of assets and liabilities (unaudited)

November 30, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $267,868,619)	$233,989,440
Investments in affiliated securities, at value (Cost — $3,049,748)	3,049,748
Foreign currency, at value (Cost — $211,394)	212,579
Cash	1,026,649
Receivable for securities sold	5,685,196
Interest receivable	3,817,395
Deposits with brokers for centrally cleared swap contracts	866,000
Unrealized appreciation on forward foreign currency contracts	329,064
Deposits with brokers for open futures contracts	185,327
Receivable for Fund shares sold	62,966
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $50,873)	47,975
Receivable from brokers — net variation margin on open futures contracts	34,437
Dividends receivable from affiliated investments	2,923
Prepaid expenses	41,490
Total Assets	249,351,189

Liabilities:
Payable for securities purchased	3,630,710
Unrealized depreciation on forward foreign currency contracts	379,766
Payable for Fund shares repurchased	338,121
Investment management fee payable	96,573
Distributions payable	47,378
Service and/or distribution fees payable	35,611
Payable to brokers — net variation margin on centrally cleared swap contracts	4,498
Directors’ fees payable	2,194
Accrued expenses	140,984
Total Liabilities	4,675,835
Total Net Assets	$244,675,354

Net Assets:
Par value (Note 7)	$36,260
Paid-in capital in excess of par value	339,594,972
Total distributable earnings (loss)	(94,955,878)
Total Net Assets	$244,675,354

See Notes to Financial Statements.

30	Western Asset High Yield Fund 2022 Semi-Annual Report

Net Assets:
Class A	$173,780,118
Class C	$1,347,031
Class R	$167,792
Class I	$37,354,105
Class IS	$32,026,308

Shares Outstanding:
Class A	25,748,872
Class C	201,407
Class R	25,038
Class I	5,575,903
Class IS	4,708,757

Net Asset Value:
Class A (and redemption price)	$6.75
Class C*	$6.69
Class R (and redemption price)	$6.70
Class I (and redemption price)	$6.70
Class IS (and redemption price)	$6.80
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%; 4.25% prior to August 15, 2022)	$7.01

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset High Yield Fund 2022 Semi-Annual Report	31

Statement of operations (unaudited)

For the Six Months Ended November 30, 2022

Investment Income:
Interest from unaffiliated investments	$5,092,038
Interest from affiliated investments	1,116
Dividends from unaffiliated investments	196,903
Dividends from affiliated investments	16,485
Income from payment in-kind	306,357
Less: Foreign taxes withheld	(33,490)
Total Investment Income	5,579,409

Expenses:
Investment management fee (Note 2)	393,946
Service and/or distribution fees (Notes 2 and 5)	93,884
Registration fees	44,925
Transfer agent fees (Note 5)	41,959
Fund accounting fees	36,115
Audit and tax fees	30,268
Legal fees	5,513
Shareholder reports	5,035
Directors’ fees	2,932
Commitment fees (Note 10)	661
Interest expense	609
Insurance	427
Custody fees	425
Miscellaneous expenses	5,763
Total Expenses	662,462
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(58,061)
Net Expenses	604,401
Net Investment Income	4,975,008

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(13,125,532)
Investment transactions in affiliated securities	12,523
Futures contracts	(393,003)
Swap contracts	(114,063)
Forward foreign currency contracts	4,096
Foreign currency transactions	31,277
Net Realized Loss	(13,584,702)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(16,050,621)
Investments in affiliated securities	(25,211)
Futures contracts	26,039
Swap contracts	(118,198)
Forward foreign currency contracts	(51,728)
Foreign currencies	14,099
Change in Net Unrealized Appreciation (Depreciation)	(16,205,620)
Net Loss on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(29,790,322)
Decrease in Net Assets From Operations	$(24,815,314)

See Notes to Financial Statements.

32	Western Asset High Yield Fund 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended November 30, 2022 (unaudited) and the Year Ended May 31, 2022	November 30	May 31

Operations:
Net investment income	$4,975,008	$11,118,383
Net realized loss	(13,584,702)	(5,973,479)
Change in net unrealized appreciation (depreciation)	(16,205,620)	(17,357,907)
Decrease in Net Assets From Operations	(24,815,314)	(12,213,003)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,964,056)	(11,056,730)
Decrease in Net Assets From Distributions to Shareholders	(4,964,056)	(11,056,730)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	41,762,489	176,972,458
Reinvestment of distributions	4,700,424	10,581,906
Cost of shares repurchased	(86,003,984)	(195,263,345)
Net assets of shares issued in connection with merger (Note 8)	122,492,788	—
Increase (Decrease) in Net Assets From Fund Share Transactions	82,951,717	(7,708,981)
Increase (Decrease) in Net Assets	53,172,347	(30,978,714)

Net Assets:
Beginning of period	191,503,007	222,481,721
End of period	$244,675,354	$191,503,007

See Notes to Financial Statements.

Western Asset High Yield Fund 2022 Semi-Annual Report	33

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

Class A Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$7.29	$8.21	$7.40	$7.85	$7.96	$8.13

Income (loss) from operations:
Net investment income	0.23	0.39	0.38	0.41	0.43	0.44
Net realized and unrealized gain (loss)	(0.53)	(0.92)	0.81	(0.44)	(0.10)	(0.18)
Total income (loss) from operations	(0.30)	(0.53)	1.19	(0.03)	0.33	0.26

Less distributions from:
Net investment income	(0.24)	(0.39)	(0.38)	(0.40)	(0.44)	(0.43)
Return of capital	—	—	(0.00) [3]	(0.02)	(0.00) [3]	—
Total distributions	(0.24)	(0.39)	(0.38)	(0.42)	(0.44)	(0.43)

Net asset value, end of period	$6.75	$7.29	$8.21	$7.40	$7.85	$7.96
Total return[4]	(4.14)%	(6.77)%	16.41%	(0.52)%[5]	4.25%	3.27%

Net assets, end of period (000s)	$173,780	$67,464	$3,953	$2,677	$2,386	$4,728

Ratios to average net assets:
Gross expenses	1.03%[6]	0.97%	1.06%	1.05%[7]	1.06%[7]	1.00%
Net expenses[8,9]	0.96 [6]	0.94	1.00	1.02 [7]	0.99 [7]	0.99
Net investment income	6.93 [6]	4.93	4.80	5.30	5.43	5.43

Portfolio turnover rate	19%	79%	101%	83%	71%	68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.92)% for the year ended May 31, 2020.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.01%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.05%.

See Notes to Financial Statements.

34	Western Asset High Yield Fund 2022 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

Class C Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$7.23	$8.13	$7.33	$7.77	$7.89	$8.06

Income (loss) from operations:
Net investment income	0.20	0.33	0.32	0.35	0.37	0.38
Net realized and unrealized gain (loss)	(0.53)	(0.91)	0.80	(0.43)	(0.12)	(0.18)
Total income (loss) from operations	(0.33)	(0.58)	1.12	(0.08)	0.25	0.20

Less distributions from:
Net investment income	(0.21)	(0.32)	(0.32)	(0.34)	(0.37)	(0.37)
Return of capital	—	—	(0.00) [3]	(0.02)	(0.00) [3]	—
Total distributions	(0.21)	(0.32)	(0.32)	(0.36)	(0.37)	(0.37)

Net asset value, end of period	$6.69	$7.23	$8.13	$7.33	$7.77	$7.89
Total return[4]	(4.60)%	(7.35)%	15.66%	(1.32)%[5]	3.33%	2.48%

Net assets, end of period (000s)	$1,347	$1,430	$1,960	$1,964	$2,320	$2,779

Ratios to average net assets:
Gross expenses	1.86%[6]	1.76%	1.82%	1.82%[7]	1.80%[7]	1.75%
Net expenses[8,9]	1.79 [6]	1.73	1.76	1.78 [7]	1.73 [7]	1.74
Net investment income	6.00 [6]	4.09	4.08	4.61	4.74	4.70

Portfolio turnover rate	19%	79%	101%	83%	71%	68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (1.46)% for the year ended May 31, 2020.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

Western Asset High Yield Fund 2022 Semi-Annual Report	35

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

Class R Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$7.24	$8.15	$7.35	$7.78	$7.91	$8.08

Income (loss) from operations:
Net investment income	0.22	0.36	0.36	0.39	0.40	0.41
Net realized and unrealized gain (loss)	(0.54)	(0.91)	0.80	(0.43)	(0.12)	(0.18)
Total income (loss) from operations	(0.32)	(0.55)	1.16	(0.04)	0.28	0.23

Less distributions from:
Net investment income	(0.22)	(0.36)	(0.36)	(0.37)	(0.41)	(0.40)
Return of capital	—	—	(0.00) [3]	(0.02)	(0.00) [3]	—
Total distributions	(0.22)	(0.36)	(0.36)	(0.39)	(0.41)	(0.40)

Net asset value, end of period	$6.70	$7.24	$8.15	$7.35	$7.78	$7.91
Total return[4]	(4.36)%	(7.05)%	16.16%	(0.73)%[5]	3.64%	2.95%

Net assets, end of period (000s)	$168	$176	$129	$158	$282	$223

Ratios to average net assets:
Gross expenses	1.62%[6]	1.58%	1.64%	1.69%[7]	1.53%[7]	1.50%[7]
Net expenses[8,9]	1.30 [6]	1.30	1.30	1.30 [7]	1.30 [7]	1.30 [7]
Net investment income	6.52 [6]	4.51	4.53	5.07	5.14	5.14

Portfolio turnover rate	19%	79%	101%	83%	71%	68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.86)% for the year ended May 31, 2020.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

36	Western Asset High Yield Fund 2022 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$7.24	$8.14	$7.34	$7.78	$7.90	$8.07

Income (loss) from operations:
Net investment income	0.24	0.40	0.40	0.44	0.45	0.46
Net realized and unrealized gain (loss)	(0.54)	(0.90)	0.80	(0.44)	(0.11)	(0.18)
Total income (loss) from operations	(0.30)	(0.50)	1.20	0.00	0.34	0.28

Less distributions from:
Net investment income	(0.24)	(0.40)	(0.40)	(0.42)	(0.46)	(0.45)
Return of capital	—	—	(0.00) [3]	(0.02)	(0.00) [3]	—
Total distributions	(0.24)	(0.40)	(0.40)	(0.44)	(0.46)	(0.45)

Net asset value, end of period	$6.70	$7.24	$8.14	$7.34	$7.78	$7.90
Total return[4]	(4.13)%	(6.47)%	16.65%	(0.14)%[5]	4.40%	3.53%

Net assets, end of period (000s)	$37,354	$23,201	$97,099	$64,507	$84,953	$106,298

Ratios to average net assets:
Gross expenses	0.93%[6]	0.81%	0.81%	0.75%	0.75%	0.74%
Net expenses[7,8]	0.85 [6]	0.77	0.75	0.71	0.70	0.72
Net investment income	7.00 [6]	4.89	5.06	5.66	5.74	5.70

Portfolio turnover rate	19%	79%	101%	83%	71%	68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.42)% for the year ended May 31, 2020.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective November 21, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

Western Asset High Yield Fund 2022 Semi-Annual Report	37

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

Class IS Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$7.35	$8.27	$7.45	$7.90	$8.03	$8.20

Income (loss) from operations:
Net investment income	0.24	0.42	0.42	0.45	0.46	0.47
Net realized and unrealized gain (loss)	(0.54)	(0.92)	0.81	(0.45)	(0.12)	(0.18)
Total income (loss) from operations	(0.30)	(0.50)	1.23	0.00	0.34	0.29

Less distributions from:
Net investment income	(0.25)	(0.42)	(0.41)	(0.43)	(0.47)	(0.46)
Return of capital	—	—	(0.00) [3]	(0.02)	(0.00) [3]	—
Total distributions	(0.25)	(0.42)	(0.41)	(0.45)	(0.47)	(0.46)

Net asset value, end of period	$6.80	$7.35	$8.27	$7.45	$7.90	$8.03
Total return[4]	(4.08)%	(6.40)%	16.88%	(0.12)%[5]	4.35%	3.65%

Net assets, end of period (000s)	$32,026	$99,232	$58,186	$102,505	$116,945	$105,176

Ratios to average net assets:
Gross expenses	0.74%[6]	0.68%	0.71%	0.69%[7]	0.70%[7]	0.68%
Net expenses[8,9]	0.65 [6]	0.65	0.65	0.65 [7]	0.65 [7]	0.66
Net investment income	6.96 [6]	5.22	5.20	5.72	5.79	5.77

Portfolio turnover rate	19%	79%	101%	83%	71%	68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.26)% for the year ended May 31, 2020.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

38	Western Asset High Yield Fund 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

Western Asset High Yield Fund 2022 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

40	Western Asset High Yield Fund 2022 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$205,822,410	—		$205,822,410
Asset-Backed Securities	—	10,828,561	—		10,828,561
Senior Loans:
Consumer Discretionary	—	2,744,224	$354,100		3,098,324
Materials	—	—	722,786		722,786
Other Senior Loans	—	6,946,115	—		6,946,115
Convertible Bonds & Notes	—	3,852,918	—		3,852,918
Preferred Stocks	$827,116	—	—		827,116
Sovereign Bonds	—	678,428	—		678,428
Common Stocks:
Energy	617,178	—	14,084		631,262
Materials	—	—	0	*	0	*
Convertible Preferred Stocks	—	—	577,836		577,836
Warrants	—	3,684	—		3,684
Total Long-Term Investments	1,444,294	230,876,340	1,668,806		233,989,440
Short-Term Investments†	3,049,748	—	—		3,049,748
Total Investments	$4,494,042	$230,876,340	$1,668,806		$237,039,188
Other Financial Instruments:
Futures Contracts††	$40,251	—	—		$40,251
Forward Foreign Currency Contracts††	—	$329,064	—		329,064
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	24,307	—		24,307
Total Other Financial Instruments	$40,251	$353,371	—		$393,622
Total	$4,534,293	$231,229,711	$1,668,806		$237,432,810

Western Asset High Yield Fund 2022 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$379,766	—	$379,766
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	35,031	—	35,031
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	131,878	—	131,878
Total	—	$546,675	—	$546,675

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

42	Western Asset High Yield Fund 2022 Semi-Annual Report

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2022, the total notional value of all credit default swaps to sell protection was $1,600,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

Western Asset High Yield Fund 2022 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

For average notional amounts of swaps held during the six months ended November 30, 2022, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have

44	Western Asset High Yield Fund 2022 Semi-Annual Report

credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses

Western Asset High Yield Fund 2022 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of

46	Western Asset High Yield Fund 2022 Semi-Annual Report

default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2022, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $379,766. If a contingent

Western Asset High Yield Fund 2022 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

48	Western Asset High Yield Fund 2022 Semi-Annual Report

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets. For their services, LMPFA pays Western Asset and Western Asset London monthly all of the management fee that it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I (effective November 21, 2022) and Class IS shares did not exceed 1.01%, 1.80%, 1.30%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended November 30, 2022, fees waived and/or expenses reimbursed amounted to $58,061, which included an affiliated money market fund waiver of $705.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset High Yield Fund 2022 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at November 30, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires May 31, 2023	$1,855	$1,232	$442	$42,329	$47,280
Expires May 31, 2024	20,508	526	570	19,941	27,738
Expires May 31, 2025	26,387	427	258	9,034	21,250
Total fee waivers/expense reimbursements subject to recapture	$48,750	$2,185	$1,270	$71,304	$96,268

For the six months ended November 30, 2022, LMPFA did not recapture any fees.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 3.75% (4.25% prior to August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 ($1,000,000 prior to August 15, 2022) in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended November 30, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

`	Class A	Class C
Sales charges	$1,742	—
CDSCs	—	$12

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended November 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$29,169,252	—
Sales	84,666,336	$4,411,914

50	Western Asset High Yield Fund 2022 Semi-Annual Report

At November 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$270,918,367	$1,796,372	$(35,675,551)	$(33,879,179)
Futures contracts	—	40,251	—	40,251
Forward foreign currency contracts	—	329,064	(379,766)	(50,702)
Swap contracts	220,528	24,307	(166,909)	(142,602)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2022.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$40,251	—	—	$40,251
Forward foreign currency contracts	—	$329,064	—	329,064
Centrally cleared swap contracts[3]	—	—	$24,307	24,307
Total	$40,251	$329,064	$24,307	$393,622

LIABILITY DERIVATIVES[1]
		Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts		$379,766	—	$379,766
Centrally cleared swap contracts[3]		—	$166,909	166,909
Total		$379,766	$166,909	$546,675

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset High Yield Fund 2022 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(393,003)	—	—	$(393,003)
Swap contracts	—	—	$(114,063)	(114,063)
Forward foreign currency contracts	—	$4,096	—	4,096
Total	$(393,003)	$4,096	$(114,063)	$(502,970)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$26,039	—	—	$26,039
Swap contracts	—	—	$(118,198)	(118,198)
Forward foreign currency contracts	—	$(51,728)	—	(51,728)
Total	$26,039	$(51,728)	$(118,198)	$(143,887)

During the six months ended November 30, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$10,059,232
Forward foreign currency contracts (to buy)	1,677,376
Forward foreign currency contracts (to sell)	1,702,972

Average Notional Balance
Credit default swap contracts (buy protection)	$2,716,000
Credit default swap contracts (sell protection)	2,000,243

52	Western Asset High Yield Fund 2022 Semi-Annual Report

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2022.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Citibank N.A.	$158,410	$(34,491)	$123,919	—	$123,919
Goldman Sachs Group Inc.	132,290	(342,963)	(210,673)	—	(210,673)
Morgan Stanley & Co. Inc.	38,364	(2,312)	36,052	—	36,052
Total	$329,064	$(379,766)	$(50,702)	—	$(50,702)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$87,795	$15,337
Class C	5,688	697
Class R	401	306
Class I	—	22,279
Class IS	—	3,340
Total	$93,884	$41,959

For the six months ended November 30, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$26,731
Class C	433
Class R	258
Class I	9,155
Class IS	21,484
Total	$58,061

Western Asset High Yield Fund 2022 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended November 30, 2022	Year Ended May 31, 2022
Net Investment Income:
Class A	$2,444,830	$3,221,653
Class A2†	—	183,595
Class C	34,204	68,435
Class R	5,243	9,285
Class I	844,835	3,108,760
Class IS	1,634,944	4,465,002
Total	$4,964,056	$11,056,730

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

7. Capital shares

At November 30, 2022, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2022		Year Ended May 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,482,359	$12,893,134	9,684,915	$79,718,682
Shares issued on reinvestment	360,022	2,430,594	425,952	3,389,685
Shares repurchased	(1,428,353)	(9,556,388)	(1,342,164)	(10,678,762)
Shares issued with merger	16,084,506	107,604,955	—	—
Net increase	16,498,534	$113,372,295	8,768,703	$72,429,605

Class A2†
Shares sold	—	—	73,617	$608,992
Shares issued on reinvestment	—	—	—	—
Shares repurchased	—	—	(7,519,299)	(62,258,091)
Net decrease	—	—	(7,445,682)	$(61,649,099)

Class C
Shares sold	6,807	$1,021,535	47,666	$384,707
Shares issued on reinvestment	4,275	28,619	7,072	55,885
Shares repurchased	(64,720)	(436,877)	(98,083)	(784,646)
Shares issued with merger	57,264	379,667	—	—
Net increase (decrease)	3,626	$992,944	(43,345)	$(344,054)

Class R
Shares sold	8,126	$56,458	29,194	$238,157
Shares issued on reinvestment	736	4,930	1,116	8,868
Shares repurchased	(8,074)	(54,866)	(21,831)	(178,364)
Net increase	788	$6,522	8,479	$68,661

54	Western Asset High Yield Fund 2022 Semi-Annual Report

	Six Months Ended November 30, 2022		Year Ended May 31, 2022
	Shares	Amount	Shares	Amount

Class I
Shares sold	1,841,049	$21,844,666	4,953,467	$40,246,838
Shares issued on reinvestment	89,583	601,432	329,737	2,662,602
Shares repurchased	(1,633,019)	(11,165,622)	(14,005,300)	(112,756,944)
Shares issued with merger	2,074,407	13,773,965	—	—
Net increase (decrease)	2,372,020	$25,054,441	(8,722,096)	$(69,847,504)

Class IS
Shares sold	350,687	$5,946,696	6,978,147	$55,775,082
Shares issued on reinvestment	239,501	1,634,849	557,850	4,464,866
Shares repurchased	(9,490,428)	(64,790,231)	(1,072,554)	(8,606,538)
Shares issued with merger	108,931	734,201	—	—
Net increase (decrease)	(8,791,309)	$(56,474,485)	6,463,443	$51,633,410

†

On June 24, 2021, the Fund converted 7,460,991 Class A2 shares into 7,470,013 Class A shares, valued at $61,777,007. These amounts are reflected in the Class A shares sold and Class A2 shares repurchased, respectively.

8. Transfer of net assets

On November 18, 2022, the Fund acquired the assets and certain liabilities of Western Asset Global High Yield Bond Fund (the “Acquired Fund”), pursuant to a plan of reorganization approved by the Board of Directors of both the Acquired Fund and the Fund. Total shares issued by the Fund and the total net assets of the Acquired Fund and the Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund
Western Asset Global High Yield Bond Fund	18,325,110	$122,492,788	$118,622,633

As part of the reorganization, for each share they held, shareholders of the Acquired Fund’s Class A, Class C, Class I and Class IS received 0.735800, 0.744103, 0.740617 and 0.729866 shares of Class A, Class C, Class I and Class IS shares of the Fund, respectively. The Fund did not issue any fractional shares to shareholders of the Acquired Fund. In lieu thereof, the Fund purchased all fractional shares at the current net asset value of the shares and remitted the cash proceeds to former shareholders of the Acquired Fund in proportion to their fractional shares.

The total net assets of the Acquired Fund before the acquisition included unrealized depreciation of $(16,622,723), accumulated net realized loss of $(72,302,004) and overdistributed net investment income of $(732,934). Total net assets of the Fund immediately after the transfer were $241,115,421. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Western Asset High Yield Fund 2022 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

Proforma results of operations of the combined entity for the six months ended November 30, 2022, as though the acquisition had occurred as of the beginning of the period (rather than on the actual acquisition date), are as follows:

Net investment income	$8,659,517
Net realized loss	(34,395,165)
Change in net unrealized appreciation	7,406,869
Decrease in net assets from operations	$(18,328,779)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s accompanying Statement of Operations since the close of business on November 18, 2022.

9. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the six months ended November 30, 2022. The following transactions were effected in such companies for the six months ended November 30, 2022.

	Affiliate Value at May 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Benefit Street Partners CLO Ltd., 2017-12A C	$237,551	—	—	$212,802	250,000
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$34,168,383	34,168,383	31,118,635	31,118,635
	$237,551	$34,168,383		$31,331,437

56	Western Asset High Yield Fund 2022 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)*	Affiliate Value at November 30, 2022
Benefit Street Partners CLO Ltd., 2017-12A C	$12,523	$1,116	$(24,749)	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	16,485	—	$3,049,748
	$12,523	$17,601	$(24,749)	$3,049,748

*	Reflects the impact of amortization of premium/accretion of discount, which is reported as a component of Interest from affiliated investments on the Statement of Operations.

10. Redemption facility

The Fund and certain other participating funds within the Corporation, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended November 30, 2022.

11. Deferred capital losses

As of May 31, 2022, the Fund had deferred capital losses of $47,336,337, which have no expiration date, that will be available to offset future taxable capital gains.

12. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has

Western Asset High Yield Fund 2022 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

13. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Directors.

58	Western Asset High Yield Fund 2022 Semi-Annual Report

Western Asset

High Yield Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset High Yield Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset High Yield Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset High Yield Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX012828 1/23 SR22-4565

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 24, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 24, 2023